Fair Value Measurements and Disclosures - Schedule of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 51,839	$ 142,656
Impaired loans, Total Losses	82,500
Fair Value Measurements Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Total Losses	(90,817)	(102,268)
Foreclosed assets, Total Losses	(4,700)	(112,600)
Total Losses	(95,517)	(214,868)
Fair Value Measurements Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Fair Value Measurements Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Fair Value Measurements Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Foreclosed assets	131,600	681,500
Total	$ 131,600	$ 681,500